Management Compensation Plans (Stock Options Narrative) (Details) (Stock Options [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock option term	seven to ten years
Holding period	1 year
Unrecognized compensation expense	$ 2
Weighted-average term to recognize compensation expense	3 years
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	3 years
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	4 years